OIL AND GAS PROPERTY, NET	6 Months Ended
Jun. 30, 2026
Extractive Industries [Abstract]
OIL AND GAS PROPERTY, NET

NOTE 5 – OIL AND GAS PROPERTY, NET

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Oil and gas property - subject to amortization	$32,081,386	$32,029,501
Accumulated depletion	(11,553,602)	(11,134,981)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property - subject to amortization, net	$8,668,601	$9,035,337

Oil and gas property - not subject to amortization	$1,224,667	$1,224,667
Accumulated impairment	-	-
Oil and gas property - not subject to amortization	$1,224,667	$1,224,667

The following shows the movement of the oil and gas property - subject to amortization balance.

Oil & Gas Property – Kruh
December 31, 2025	$9,035,337
Additional capitalization	51,885
Depletion	(418,621)
June 30, 2026 (Unaudited)	$8,668,601

For the six months ended June 30, 2026, the Company incurred aggregated development costs, which were capitalized in the amount of $51,885, mainly for development administration costs and for the purpose of geological and geophysical studies and seismic studies. The asset retirement obligation (ARO) decreased from $724,572 as of December 31, 2025 to $686,435 as of June 30, 2026, reflecting a payment of $38,137 made during the period in respect of abandonment and site restoration (ASR) costs.

The following shows the movement of ARO:

Asset retirement obligation
December 31, 2025	$724,572
Payment	(38,137)
June 30, 2026 (Unaudited)	$686,435

Depletion recorded for production on properties subject to amortization for the six months ended June 30, 2026 and 2025, were $418,621 and $315,657 respectively.

Furthermore, for the six months ended June 30, 2026 and 2025, the Company did not record any impairment of its oil and gas property subject to amortization based on the results of the ceiling tests performed, which indicated that the present value of estimated future net revenues generated by the oil and gas property exceeded the carrying balances. There was no impairment recorded for oil and gas property not subject to amortization.